Trading Liabilities - Summary of Trading Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of financial liabilities [line items]
Trading liabilities	¥ 3,181,992	¥ 2,080,826
Debt instruments [member]
Disclosure of financial liabilities [line items]
Trading liabilities	3,152,043	2,002,591
Equity instruments [member]
Disclosure of financial liabilities [line items]
Trading liabilities	¥ 29,949	¥ 78,235